Other Income (Tables)	6 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Gain on disposal of plant and equipment	-	248,949	55,718
Proceeds from sale of scraped materials	19,692	-	-
Sundry income	-	7,656	1,714
	19,692	256,605	57,432